Segmented Information	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Segmented Information

The Company operates in one reportable operating segment, being the acquisition, exploration and development of mineral resource properties.

Geographic segmentation of non-current assets is as follows:

December 31, 2019	Canada	Peru	Total

Restricted cash and cash equivalents	$115	$-	$115
Prepaid expenses and deposits, non-current	-	149	149
Equipment, net	1,202	70	1,272
Mineral property interests	35,145	4,569	39,714
	$36,462	$4,788	$41,250

December 31, 2018	Canada	Peru	Total

Restricted cash and cash equivalents	$115	$-	$115
Prepaid expenses and deposits, non-current	-	198	198
Equipment, net	1,428	97	1,525
Mineral property interests	34,931	4,141	39,072
	$36,474	$4,436	$40,910